Post employment benefits - Weighted average assumptions used to determine group's deficit/surplus in main post employment plans (Details)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
United Kingdom
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	3.20%	3.60%	4.30%
Rate of increase to pensions in payment	3.00%	3.20%	3.30%
Rate of increase to deferred pensions	2.10%	2.20%	2.10%
Discount rate for plan liabilities	1.50%	2.30%	2.80%
United Kingdom | CPI
Disclosure of defined benefit plans [line items]
Inflation	2.10%	2.20%	2.10%
United Kingdom | RPI
Disclosure of defined benefit plans [line items]
Inflation	2.80%	3.20%	3.10%
Ireland
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	2.60%	2.30%	3.20%
Rate of increase to pensions in payment	1.40%	1.50%	2.00%
Rate of increase to deferred pensions	1.20%	1.30%	1.80%
Discount rate for plan liabilities	1.20%	1.20%	1.70%
Ireland | CPI
Disclosure of defined benefit plans [line items]
Inflation	1.20%	1.30%	1.80%
United States
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	0.00%	0.00%	0.00%
Rate of increase to pensions in payment	0.00%	0.00%	0.00%
Rate of increase to deferred pensions	0.00%	0.00%	0.00%
Discount rate for plan liabilities	2.60%	3.40%	4.10%
United States | CPI
Disclosure of defined benefit plans [line items]
Inflation	1.40%	1.70%	2.10%